Income Taxes - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) SUBSIDARY	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Income Tax Contingency [Line Items]
Provision or benefit from income taxes	$ (26,000)	$ (136,000)	$ 141,000
Increase in valuation primarily due to operation losses	17,800,000	20,600,000	$ 16,900,000
Net operating loss carryforwards	354,500,000	328,200,000
Net operating loss carryforwards, set to expire if not utilized	58,400,000
Tax credit carryforwards, set to expire if not utilized	$ 21,900,000
Number of domestic subsidiaries | SUBSIDARY	8
Unrecognized tax benefits	$ 0	0
Foreign subsidiaries
Income Tax Contingency [Line Items]
Provision or benefit from income taxes		$ 100,000
U.S
Income Tax Contingency [Line Items]
Tax credit carryforwards	21,900,000
State
Income Tax Contingency [Line Items]
Tax credit carryforwards	$ 1,600,000